Presentation of the Financial Statements and Accounting Practices (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Company's Corporates Structure
2.1.3	Corporate structure

Below are informations regarding the Company’s consolidated subsdiaries and joint controlled entities:

Entity	Participation Embraer Group	Country	Core activities
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Aero Seating Technologies LLC	100%	EUA	Production and maintenance of aircraft seats
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Training Services	100%	EUA	Comprises corporate and institutional activities
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Austrália Pty Ltd.	100%	Austrália	No operations
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Bradar Indústria S.A.	100%	Brazil	Develops remote sensing and surveillance technology
Bradar Sensoriamento Remoto Ltda.	25%	Brazil	No operations
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V.	100%	Holanda	Integration and supply of the Brazilian Government’s (SGDC) System.
SAVIS Tecnologia e Sistemas S.A.	100%	Brazil	Operates in Defense and Security with the Brazilian Government
Embraer GPX Ltda	100%	Brazil	Aircraft maintenance services
Embraer Netherlands Finance B.V.	100%	Holland	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Holland	Concentrates corporate activities abroad
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	After sale services and support in Asia
Airholding SGPS S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Embraer CAE Training Services (UK) Limited	51%	United Kingdom	No operations
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sales and maintenance for after sales support in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
Harbin Embraer Aircraft Industry Company Ltd.	51%	China	In the process of liquidation
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Merco S.A.	100%	Uruguay	No operations -in the process of settlement
Indústria Aeronáutica Neiva Ltda	100%	Brazil	No operations